LOSS BEFORE TAX (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of loss profit before tax [Abstract]
Schedule of Loss Before Tax
The following amounts were charged / (credited) to the statement of operations:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	1,238	1,261	1,800
Pension	42	44	44
Share based payments	624	1,204	727
Auditor’s remuneration
Audit fees	523	506	568
Tax fees	172	15	73
Other non-audit fees	-	-	-
Depreciation*	2,526	1,296	1,896
Amortisation	2,368	2,825	3,303
Loss on the disposal of property, plant and equipment	17	15	3
Net foreign exchange differences**	(179)	344	(17)

*
Note that US$4,000 (2018: US$79,000) (2017: US$528,000) of depreciation was capitalised to research and development projects during 2019 in line with the Group’s capitalisation policy for Intangible projects.

**	The net foreign exchange differences in 2017 do not include US$440,000 which were included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi.